Other non-current assets, net (Tables)	9 Months Ended
Sep. 30, 2017
Assets, Noncurrent [Abstract]
Schedule of Other Assets, Noncurrent
	As at
	Sept 30, 2017	Dec 31, 2016
Amount receivable in respect of capital leases	2,880,000	-
Equipment, fixtures & fittings	730,085	697,546
	3,610,085	697,546